Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Units) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock awards granted	$ 23.28	$ 17.99	$ 17.77